Contract Balances, Performance Obligations and Contract Costs (Tables)	6 Months Ended
Jul. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2024	85,977
Recognition of previously deferred revenue	(44,037)
Deferral of revenue	58,907
Increases from business combinations, net	4,512
Effect of movements in foreign exchange	(286)
Balance at July 31, 2024	105,073
Current	103,701
Long-term	1,372

Contract
Assets
Balance at January 31, 2024	3,029
Transfers to trade receivables from contract assets	(943)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	3,276
Effect of movements in foreign exchange	(18)
Balance at July 31, 2024	5,344